Equity - Schedule of Unvested Stock Option (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unvested Stock Option [Abstract]
Non-Vested Options, Beginning Balance	35,354	32,078
Weighted Average Grant date Fair Value, Beginning Balance (in Dollars per share)	$ 15.6	$ 10
Non-Vested Options, Granted		19,409
Weighted Average Grant date Fair Value, Granted (in Dollars per share)		$ 20.4
Non-Vested Options, Vested	(7,879)	(9,988)
Weighted Average Grant date Fair Value, Vested (in Dollars per share)	$ 53.41	$ 9.6
Non-Vested Options, Expired/cancelled	(12,174)	(6,145)
Weighted Average Grant date Fair Value, Expired/cancelled (in Dollars per share)	$ 30.31	$ 10.8
Non-Vested Options, Ending Balance	15,301	35,354
Weighted Average Grant date Fair Value, Ending Balance (in Dollars per share)	$ 41.11	$ 15.6